Organization and Description of Business (Details Textual) (USD $)				1 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended			12 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 22, 2010 China Fundamental Acquisition Corporation [Member]	May 31, 2008 China Fundamental Acquisition Corporation [Member]	Dec. 31, 2012 China Fundamental Acquisition Corporation [Member]	Feb. 22, 2010 China Fundamental Acquisition Corporation [Member] Existing Shareholders [Member]	Feb. 22, 2010 China Fundamental Acquisition Corporation [Member] Private Placement Warrants [Member]	Feb. 22, 2010 China Fundamental Acquisition Corporation [Member] Offering and Over-Allotment [Member]	May 31, 2008 China Fundamental Acquisition Corporation [Member] Subsequent To Redemption And Forward Contracts [Member]	Feb. 22, 2010 China Fundamental Acquisition Corporation [Member] Prior To The Acquisition [Member]	Feb. 22, 2010 Beijing Wowjoint Machinery Corporation Limited [Member]	Dec. 31, 2013 Beijing Wowjoint Machinery Corporation Limited [Member]	Dec. 08, 2010 Beijing Wowjoint Machinery Corporation Limited [Member]	Aug. 25, 2009 Beijing Wowjoint Machinery Corporation Limited [Member]	Dec. 31, 2013 Realink Group Limited [Member]	Aug. 22, 2010 Realink Group Limited [Member] Second Anniversary Of Closing Date [Member]	Feb. 22, 2010 Realink Group Limited [Member] Second Anniversary Of Closing Date [Member]	Feb. 22, 2010 Realink Group Limited [Member] Third Anniversary Of Closing Date [Member]	Feb. 22, 2010 Realink Group Limited [Member] Average Daily Trading Volume [Member]
Entity Incorporation, Date Of Incorporation						Dec. 12, 2007							Mar. 03, 2004
Stock repurchased during period, shares					1,696,258							5,700,000
Shares held in escrow committed to be released												3,696,735
Equity method investment, ownership percentage	35.00%											55.00%		100.00%
Stock issued during period, value, new issues					$ 1,374,089
Common stock redemption par value					$ 7.96
Common stock, shares outstanding	8,481,272	8,459,272	7,971,465	7,264,756	5,320,312		1,064,062	1,944,444	4,256,250	2,249,965	2,249,965
Class of warrant or right, exercise price of warrants or rights				5.00
Warrants redemption par value				$ 0.01
Sale of stock, price per share				$ 10														$ 10.00	$ 13.80
Warrants redeemed during period				1,374,089
Warrants repurchased during period				1,696,258
Sale of stock, number of shares issued in transaction																500,000	200,000	200,000	200,000	100,000
Capital contribution made by each shareholder															5.00%